UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2554

Name of Registrant:	Vanguard Money Market Reserves

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2007

Item 1:	Schedule of Investments

Vanguard Prime Money Market Fund
Schedule of Investments
May 31, 2007

	Yield(1)	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Agency Obligations (13.1%)

2,3Federal Farm Credit Bank	5.210%	7/6/2007	74,000	73,991
2,3Federal Home Loan Bank	5.200%	6/17/2007	2,170,000	2,169,183
2,3Federal Home Loan Bank	5.190%	6/19/2007	295,000	294,909
2,3Federal Home Loan Bank	5.200%	6/19/2007	835,000	834,684
2,3Federal Home Loan Bank	5.190%	6/20/2007	740,000	739,767
2,3Federal Home Loan Bank	5.200%	6/22/2007	378,000	377,856
2,3Federal Home Loan Bank	5.195%	7/24/2007	195,000	194,895
2,3Federal Home Loan Mortgage Corp.	5.220%	6/19/2007	300,000	300,000
2 Federal Home Loan Mortgage Corp.	5.210%	6/22/2007	70,807	70,597
2 Federal Home Loan Mortgage Corp.	5.222%	6/26/2007	426,442	424,934
2,3Federal Home Loan Mortgage Corp.	5.190%	6/30/2007	4,425,000	4,422,719
2 Federal National Mortgage Assn.	5.235%	6/7/2007	800,000	799,312
2 Federal National Mortgage Assn.	5.228%	6/20/2007	61,951	61,784
2 Federal National Mortgage Assn.	5.229%	6/29/2007	9,708	9,670
2 Federal National Mortgage Assn.	5.130%	8/31/2007	593,132	585,788
2 Federal National Mortgage Assn.	5.106%	9/28/2007	230,000	226,305

Total U.S. Agency Obligations
(Cost $11,586,394)				11,586,394

Commercial Paper (23.8%)

Bank Holding Company (0.1%)
HSBC USA, Inc.	5.303%	6/15/2007	45,000	44,910
HSBC USA, Inc.	5.298%	7/30/2007	50,000	49,572

				94,482

Finance--Auto (0.9%)
DaimlerChrysler Rev. Auto Conduit LLC 1	5.297%	6/5/2007	76,869	76,824
DaimlerChrysler Rev. Auto Conduit LLC 1	5.311%	6/12/2007	65,000	64,896
DaimlerChrysler Rev. Auto Conduit LLC 1	5.311%	6/27/2007	169,110	168,470
DaimlerChrysler Rev. Auto Conduit LLC 2	5.300%	6/12/2007	20,000	19,968
DaimlerChrysler Rev. Auto Conduit LLC 2	5.310%	6/18/2007	45,000	44,889
Toyota Motor Credit Corp.	5.313%	6/8/2007	50,000	49,950
Toyota Motor Credit Corp.	5.289%	8/13/2007	197,000	194,915
Toyota Motor Credit Corp.	5.302%	10/1/2007	74,000	72,703
Toyota Motor Credit Corp.	5.309%	10/12/2007	98,400	96,520

				789,135

Finance--Other (4.9%)
American Express Credit Corp.	5.289%	8/20/2007	98,000	96,863
General Electric Capital Corp.	5.289%	6/11/2007	637,000	636,076
General Electric Capital Corp.	5.290%	6/12/2007	637,000	635,984
General Electric Capital Corp.	5.308%	10/15/2007	742,000	727,508
General Electric Capital Corp.	5.298%	11/13/2007	500,000	488,175
General Electric Capital Corp.	5.317%	11/21/2007	500,000	487,554
4 GovCo Inc.	5.300%	6/7/2007	30,000	29,974
4 GovCo Inc.	5.311%	6/12/2007	49,000	48,922
4 GovCo Inc.	5.297%	7/17/2007	60,000	59,597
4 GovCo Inc.	5.300%	7/18/2007	120,000	119,181
4 GovCo Inc.	5.300%	7/25/2007	112,000	111,121
4 GovCo Inc.	5.310%	7/30/2007	37,000	36,682
4 GovCo Inc.	5.311%	8/7/2007	47,000	46,542
4 GovCo Inc.	5.310%	8/15/2007	68,000	67,258
4 Liberty Street Funding Corp.	5.281%	6/4/2007	100,000	99,956
4 Liberty Street Funding Corp.	5.283%	6/6/2007	37,500	37,473
4 Liberty Street Funding Corp.	5.285%	6/11/2007	50,000	49,927
4 Liberty Street Funding Corp.	5.230%	6/15/2007	50,000	49,898
4 Old Line Funding, LLC	5.294%	7/6/2007	35,367	35,186
4 Old Line Funding, LLC	5.303%	7/16/2007	33,000	32,783
4 Park Avenue Receivable Co., LLC	5.279%	6/4/2007	186,174	186,093
4 Park Avenue Receivable Co., LLC	5.282%	6/5/2007	19,280	19,269
4 Windmill Funding Corp.	5.281%	6/4/2007	19,000	18,992
4 Windmill Funding Corp.	5.289%	6/22/2007	183,000	182,439

				4,303,453

Foreign Banks (14.8%)
Abbey National NA LLC	5.304%	8/20/2007	500,000	494,189
4 Australia&New Zealand Banking Group, Ltd.	5.289%	6/11/2007	141,000	140,796
4 Australia&New Zealand Banking Group, Ltd.	5.289%	6/25/2007	40,000	39,861
4 Australia&New Zealand Banking Group, Ltd.	5.299%	7/18/2007	200,000	198,634
4 Australia&New Zealand Banking Group, Ltd.	5.294%	8/20/2007	80,000	79,072
CBA (Delaware) Finance Inc.	5.290%	6/15/2007	402,000	401,184
CBA (Delaware) Finance Inc.	5.300%	8/21/2007	220,000	217,411
CBA (Delaware) Finance Inc.	5.300%	8/28/2007	186,000	183,622
4 Danske Corp.	5.290%	6/12/2007	842,000	840,657
4 Danske Corp.	5.298%	6/28/2007	500,000	498,065
4 Danske Corp.	5.309%	9/4/2007	225,000	221,892
4 Danske Corp.	5.311%	10/12/2007	400,000	392,360
4 Danske Corp.	5.308%	10/15/2007	657,000	644,180
Dexia Delaware LLC	5.301%	8/16/2007	490,000	484,590
Dexia Delaware LLC	5.304%	8/20/2007	800,000	790,702
HBOS Treasury Services PLC	5.289%	6/1/2007	298,850	298,850
HBOS Treasury Services PLC	5.299%	6/19/2007	150,000	149,613
Nordea North America Inc.	5.290%	6/13/2007	197,000	196,657
Nordea North America Inc.	5.300%	6/28/2007	157,717	157,098
Nordea North America Inc.	5.295%	8/16/2007	250,000	247,242
Rabobank USA Financial Corp.	5.290%	6/8/2007	80,000	79,919
Santander Central Hispano Finance (Delaware) Inc.	5.298%	6/14/2007	260,000	259,515
Societe Generale N.A. Inc.	5.295%	6/8/2007	29,000	28,970
Societe Generale N.A. Inc.	5.290%	6/15/2007	900,000	898,173
Svenska Handelsbanken, Inc.	5.298%	6/12/2007	197,000	196,685
Svenska Handelsbanken, Inc.	5.302%	7/23/2007	153,000	151,844
Svenska Handelsbanken, Inc.	5.300%	8/1/2007	180,000	178,405
Svenska Handelsbanken, Inc.	5.309%	10/17/2007	198,000	194,076
UBS Finance (Delaware), LLC	5.210%	6/6/2007	20,000	19,985
UBS Finance (Delaware), LLC	5.296%	6/11/2007	350,000	349,491
UBS Finance (Delaware), LLC	5.298%	6/13/2007	186,570	186,245
UBS Finance (Delaware), LLC	5.314%	6/14/2007	525,000	524,019
UBS Finance (Delaware), LLC	5.300%	8/1/2007	75,000	74,335
UBS Finance (Delaware), LLC	5.309%	10/10/2007	645,000	632,866
UBS Finance (Delaware), LLC	5.311%	10/15/2007	690,500	677,014
4 Westpac Banking Corp.	5.295%	6/12/2007	72,500	72,386
4 Westpac Banking Corp.	5.290%	6/22/2007	97,000	96,705
4 Westpac Banking Corp.	5.305%	7/2/2007	207,600	206,664
4 Westpac Banking Corp.	5.309%	9/4/2007	72,571	71,568
4 Westpac Banking Corp.	5.309%	10/11/2007	412,371	404,550
4 Westpac Banking Corp.	5.309%	10/12/2007	150,000	147,135
4 Westpac Banking Corp.	5.321%	10/19/2007	350,000	342,949
4 Westpac Banking Corp.	5.305%	11/2/2007	157,000	153,528
4 Westpac Banking Corp.	5.310%	11/9/2007	192,000	187,561
4 Westpac Banking Corp.	5.313%	11/13/2007	289,000	282,152

				13,093,415

Foreign Finance Other (0.7%)
4 KFW International Finance Inc.	5.269%	6/14/2007	160,000	159,700
4 KFW International Finance Inc.	5.279%	6/27/2007	120,000	119,548
4 KFW International Finance Inc.	5.279%	8/6/2007	344,000	340,714

				619,962

Foreign Government (0.2%)
Export Development Canada	5.319%	6/15/2007	147,000	146,704
Export Development Canada	5.323%	6/20/2007	25,000	24,932

				171,636

Foreign Industrial (1.3%)
4 Nestle Capital Corp.	5.290%	8/9/2007	44,500	44,053
4 Procter&Gamble International Funding SCA	5.290%	6/1/2007	50,000	50,000
4 Procter&Gamble International Funding SCA	5.288%	6/4/2007	59,015	58,989
4 Procter&Gamble International Funding SCA	5.290%	6/7/2007	22,690	22,670
4 Procter&Gamble International Funding SCA	5.298%	6/18/2007	124,000	123,694
4 Procter&Gamble International Funding SCA	5.298%	6/22/2007	248,000	247,244
4 Procter&Gamble International Funding SCA	5.290%	7/19/2007	12,950	12,859
4 Procter&Gamble International Funding SCA	5.291%	7/23/2007	50,000	49,621
4 Procter&Gamble International Funding SCA	5.297%	7/26/2007	55,725	55,278
4 Procter&Gamble International Funding SCA	5.289%	7/27/2007	100,000	99,185
4 Procter&Gamble International Funding SCA	5.301%	7/31/2007	70,000	69,387
4 Procter&Gamble International Funding SCA	5.293%	8/1/2007	50,343	49,896
4 Total Capital	5.330%	6/1/2007	292,000	292,000

				1,174,876

Industrial (0.8%)
4 International Business Machines Corp.	5.292%	6/25/2007	345,800	344,597
3M Co.	5.280%	6/20/2007	38,350	38,245
3M Co.	5.271%	6/28/2007	69,000	68,731
4 Wal-Mart Stores, Inc.	5.279%	6/26/2007	257,100	256,170

				707,743

Insurance (0.1%)
MetLife Funding Inc.	5.289%	7/25/2007	56,116	55,677

Total Commercial Paper
(Cost $21,010,379)				21,010,379

Certificates of Deposit (36.6%)

Certificates of Deposit--U.S. Banks (3.9%)
Branch Banking&Trust Co.	5.290%	6/1/2007	198,500	198,500
Branch Banking&Trust Co.	5.315%	6/18/2007	490,000	490,000
Branch Banking&Trust Co.	5.295%	9/21/2007	245,000	245,000
Branch Banking&Trust Co.	5.305%	10/22/2007	245,000	245,000
Branch Banking&Trust Co.	5.315%	11/19/2007	295,000	295,000
Citibank, N.A.	5.295%	6/20/2007	497,000	497,000
Citibank, N.A.	5.300%	6/21/2007	378,000	378,000
Citibank, N.A.	5.300%	8/15/2007	592,000	592,000
Citibank, N.A.	5.300%	8/16/2007	500,000	500,000

				3,440,500

Yankee Certificates of Deposit--U.S. Branches (32.7%)
Abbey National Treasury Services PLC (Stamford Branch)	5.295%	7/19/2007	500,000	500,000
Abbey National Treasury Services PLC (Stamford Branch)	5.300%	8/1/2007	745,000	745,000
Abbey National Treasury Services PLC (Stamford Branch)	5.300%	10/16/2007	495,000	495,000
Australia&New Zealand Banking Group (New York Branch)	5.300%	6/1/2007	200,000	200,000
BNP Paribas (New York Branch)	5.235%	6/6/2007	200,000	200,000
BNP Paribas (New York Branch)	5.235%	6/7/2007	570,000	570,000
BNP Paribas (New York Branch)	5.315%	6/15/2007	495,000	495,000
BNP Paribas (New York Branch)	5.320%	6/22/2007	540,000	540,000
BNP Paribas (New York Branch)	5.270%	9/26/2007	330,000	330,000
BNP Paribas (New York Branch)	5.195%	10/9/2007	250,000	250,000
BNP Paribas (New York Branch)	5.310%	10/12/2007	200,000	200,000
BNP Paribas (New York Branch)	5.290%	10/23/2007	300,000	300,000
Bank of Montreal (Chicago Branch)	5.290%	6/1/2007	248,000	248,000
Bank of Montreal (Chicago Branch)	5.300%	6/1/2007	491,000	491,000
Bank of Montreal (Chicago Branch)	5.290%	7/23/2007	700,000	700,000
Bank of Montreal (Chicago Branch)	5.300%	8/1/2007	300,000	300,000
Bank of Montreal (Chicago Branch)	5.300%	9/14/2007	500,000	500,000
Bank of Montreal (Chicago Branch)	5.290%	11/9/2007	350,000	350,000
Bank of Nova Scotia (Portland Branch)	5.290%	7/20/2007	400,000	400,000
Bank of Nova Scotia (Portland Branch)	5.290%	7/23/2007	250,000	250,000
Bank of Nova Scotia (Portland Branch)	5.290%	7/24/2007	198,000	198,000
Bank of Nova Scotia (Portland Branch)	5.290%	8/1/2007	500,000	500,000
Bank of Nova Scotia (Portland Branch)	5.300%	8/1/2007	200,000	200,000
Bank of Nova Scotia (Portland Branch)	5.300%	8/13/2007	295,000	295,000
Bank of Nova Scotia (Portland Branch)	5.300%	8/15/2007	490,000	490,000
Barclays Bank PLC (New York Branch)	5.290%	6/1/2007	310,000	310,000
Barclays Bank PLC (New York Branch)	5.300%	6/15/2007	40,000	40,000
Barclays Bank PLC (New York Branch)	5.300%	7/19/2007	650,000	650,000
Barclays Bank PLC (New York Branch)	5.310%	8/7/2007	500,000	500,000
Barclays Bank PLC (New York Branch)	5.310%	9/4/2007	500,000	500,000
Canadian Imperial Bank of Commerce (New York Branch)	5.290%	6/13/2007	147,000	147,000
Canadian Imperial Bank of Commerce (New York Branch)	5.290%	6/19/2007	296,000	296,000
Canadian Imperial Bank of Commerce (New York Branch)	5.300%	9/4/2007	300,000	300,000
Credit Suisse (New York Branch)	5.290%	6/1/2007	750,000	750,000
Credit Suisse (New York Branch)	5.300%	8/15/2007	300,000	300,000
Credit Suisse (New York Branch)	5.310%	10/12/2007	300,000	300,000
Credit Suisse (New York Branch)	5.300%	10/29/2007	498,000	498,000
Credit Suisse (New York Branch)	5.305%	11/1/2007	225,000	225,005
Deutsche Bank AG (New York Branch)	5.310%	10/9/2007	500,000	500,000
Dexia Credit Local S.A. (New York Branch)	5.290%	6/13/2007	664,000	664,000
Dexia Credit Local S.A. (New York Branch)	5.300%	8/15/2007	490,000	490,000
Dexia Credit Local S.A. (New York Branch)	5.300%	8/16/2007	297,000	297,000
Fortis Bank NV-SA (New York Branch)	5.290%	6/1/2007	160,000	160,000
Fortis Bank NV-SA (New York Branch)	5.310%	6/21/2007	515,000	515,000
Fortis Bank NV-SA (New York Branch)	5.300%	8/1/2007	400,000	400,000
Fortis Bank NV-SA (New York Branch)	5.300%	8/7/2007	675,000	675,000
HBOS Treasury Services PLC (New York Branch)	5.315%	9/4/2007	100,000	100,000
HBOS Treasury Services PLC (New York Branch)	5.320%	10/18/2007	198,000	198,007
HSH Nordbank AG (New York Branch)	5.300%	7/17/2007	153,000	153,000
Lloyds TSB Bank PLC (New York Branch)	5.290%	7/5/2007	400,000	400,000
Lloyds TSB Bank PLC (New York Branch)	5.290%	7/23/2007	500,000	500,000
Lloyds TSB Bank PLC (New York Branch)	5.290%	8/23/2007	500,000	500,000
Lloyds TSB Bank PLC (New York Branch)	5.290%	9/4/2007	890,000	890,000
Lloyds TSB Bank PLC (New York Branch)	5.300%	9/24/2007	500,000	500,000
Nordea Bank Finland PLC (New York Branch)	5.295%	10/17/2007	197,000	197,000
Rabobank Nederland (New York Branch)	5.290%	6/19/2007	800,000	800,000
Rabobank Nederland (New York Branch)	5.310%	6/19/2007	50,000	50,000
Rabobank Nederland (New York Branch)	5.400%	8/28/2007	49,000	49,019
Rabobank Nederland (New York Branch)	5.270%	9/4/2007	137,000	136,997
Rabobank Nederland (New York Branch)	5.300%	9/4/2007	1,200,000	1,200,000
Rabobank Nederland (New York Branch)	5.240%	9/6/2007	100,000	99,991
Royal Bank of Canada (New York Branch)	5.300%	9/4/2007	740,000	740,000
Royal Bank of Scotland PLC (New York Branch)	5.230%	6/5/2007	285,000	285,000
Royal Bank of Scotland PLC (New York Branch)	5.290%	7/23/2007	300,000	300,000
Royal Bank of Scotland PLC (New York Branch)	5.290%	10/18/2007	1,000,000	1,000,000
Societe Generale (New York Branch)	5.260%	9/24/2007	100,000	99,997
Svenska Handelsbanken, AB (New York Branch)	5.290%	6/26/2007	400,000	400,000
Svenska Handelsbanken, AB (New York Branch)	5.300%	7/19/2007	300,000	300,000
Svenska Handelsbanken, AB (New York Branch)	5.300%	7/20/2007	22,500	22,500
Svenska Handelsbanken, AB (New York Branch)	5.300%	8/7/2007	550,000	550,000
Toronto Dominion (New York Branch)	5.300%	8/28/2007	100,000	100,000
Toronto Dominion (New York Branch)	5.300%	9/4/2007	400,000	400,000
UBS AG (Stamford Branch)	5.300%	8/7/2007	400,000	400,000
UBS AG (Stamford Branch)	5.400%	8/28/2007	50,000	50,020
Westpac Banking Corp. (New York Branch)	5.290%	6/1/2007	196,000	196,000

				28,881,536

Total Certificates of Deposit
(Cost $32,322,036)				32,322,036

Eurodollar Certificates of Deposit (20.7%)

ABN-AMRO Bank NV	5.295%	6/25/2007	592,000	592,000
ABN-AMRO Bank NV	5.300%	8/3/2007	597,000	597,000
ABN-AMRO Bank NV	5.315%	10/19/2007	886,000	886,000
ABN-AMRO Bank NV	5.290%	10/22/2007	295,000	295,000
BNP Paribas	5.270%	9/4/2007	25,000	25,000
Barclays Bank PLC	5.310%	10/12/2007	395,000	395,000
Barclays Bank PLC	5.320%	10/18/2007	600,000	600,000
Credit Agricole S.A.	5.235%	6/7/2007	485,000	485,000
Credit Agricole S.A.	5.280%	9/28/2007	500,000	500,000
Credit Agricole S.A.	5.310%	11/13/2007	589,000	589,000
Credit Agricole S.A.	5.310%	11/19/2007	489,000	489,000
Deutsche Bank AG	5.295%	6/25/2007	400,000	400,000
Deutsche Bank AG	5.280%	9/28/2007	300,000	300,000
Deutsche Bank AG	5.320%	10/17/2007	240,000	240,008
Deutsche Bank AG	5.295%	10/23/2007	550,000	550,000
Deutsche Bank AG	5.300%	10/29/2007	125,000	125,000
Deutsche Bank AG	5.305%	11/13/2007	460,000	460,010
HBOS Treasury Services PLC	5.290%	6/13/2007	406,000	406,000
HBOS Treasury Services PLC	5.300%	6/19/2007	255,000	255,000
HBOS Treasury Services PLC	5.300%	7/2/2007	400,000	400,000
HSBC Bank PLC	5.250%	6/11/2007	147,000	147,000
HSBC Bank PLC	5.260%	6/12/2007	147,000	147,000
HSBC Bank PLC	5.305%	8/8/2007	450,000	450,000
ING Bank N.V.	5.300%	6/14/2007	740,000	740,000
ING Bank N.V.	5.300%	6/19/2007	270,000	270,000
ING Bank N.V.	5.300%	7/2/2007	296,000	296,000
ING Bank N.V.	5.300%	7/23/2007	300,000	300,000
ING Bank N.V.	5.310%	8/7/2007	800,000	800,000
Landesbank Baden-Wuerttemberg	5.300%	7/26/2007	700,000	700,000
Landesbank Hessen-Thueringen	5.300%	7/20/2007	800,000	800,000
National Australia Bank	5.300%	7/2/2007	395,000	395,000
National Australia Bank	5.290%	8/1/2007	985,000	985,000
National Australia Bank	5.290%	8/29/2007	500,000	500,000
National Australia Bank	5.290%	9/4/2007	300,000	300,000
Royal Bank of Scotland PLC	5.295%	8/8/2007	1,125,000	1,125,000
Royal Bank of Scotland PLC	5.300%	10/31/2007	225,000	225,000
Societe Generale	5.230%	6/7/2007	500,000	500,000
Societe Generale	5.330%	6/18/2007	37,000	37,000
Societe Generale	5.310%	10/12/2007	610,000	610,000
Societe Generale	5.320%	10/18/2007	319,000	319,000

Total Eurodollar Certificates of Deposit
(Cost $18,235,018)				18,235,018

Other Notes (2.7%)

Bank of America, N.A.	5.270%	9/24/2007	200,000	200,000
Bank of America, N.A.	5.310%	10/12/2007	244,000	244,000
Bank of America, N.A.	5.300%	11/1/2007	1,000,000	1,000,000
Bank of America, N.A.	5.325%	11/19/2007	970,000	970,000

Total Other Notes
(Cost $2,414,000)				2,414,000

Repurchase Agreements (6.6%)

Banc of America Securities, LLC
(Dated 5/31/2007, Repurchase Value $121,018,000,
collateralized by Federal Home Loan Mortgage Corp. Discount Note, 12/7/2007,
and Federal National Mortgage Assn. Discount Note, 8/22/2007)	5.300%	6/1/2007	121,000	121,000
Barclays Capital Inc.
(Dated 5/31/2007, Repurchase Value $33,005,000,
collateralized by Federal Home Loan Mortgage Corp. Discount Note, 8/13/2007)	5.300%	6/1/2007	33,000	33,000
Barclays Capital, Inc.
(Dated 5/7/2007, Repurchase Value $1,004,375,000,
collateralized by Federal Home Loan Mortgage Corp. 4.000%-6.500%,
10/1/2010-6/1/2037, and Federal National Mortgage Assn. 4.000%-7.000%,
9/1/2018-5/1/2047)	5.250%	6/6/2007	1,000,000	1,000,000
Barclays Capital, Inc.
(Dated 5/8/2007, Repurchase Value $502,188,000,
collateralized by Federal Home Loan Mortgage Corp. 4.500%-6.000%,
8/1/2017-5/1/2037, and Federal National Mortgage Assn. 3.920%-7.000%,
1/1/2008-5/1/2037)	5.250%	6/7/2007	500,000	500,000
Bear Stearns&Co., Inc.
(Dated 5/8/2007, Repurchase Value $301,310,000,
collateralized by Federal Home Loan Mortgage Corp.
4.500%-6.500%, 4/1/2018-5/1/2037, and
Federal National Mortgage Assn. 4.500%-9.500%,
8/1/2014-6/1/2037)	5.240%	6/7/2007	300,000	300,000
BNP Paribas Securities Corp.
(Dated 5/31/2007, Repurchase Value $30,004,000,
collateralized by Federal Home Loan Bank
5.000%-5.250%, 9/12/2008-8/5/2009)	5.300%	6/1/2007	30,000	30,000
Citigroup Global Markets, Inc.
(Dated 5/31/2007, Repurchase Value $115,202,000,
Collateralized by Federal Home Loan Mortgage Corp.
5.500%, 7/18/2016)	5.300%	6/1/2007	115,185	115,185
Citigroup Global Markets, Inc.
(Dated 5/8/2007, Repurchase Value $1,004,512,000,
collateralized by Federal Home Loan Mortgage Corp. 4.500%-6.500%,
4/1/2017-5/1/2037, Federal National Mortgage Assn. 4.000%-6.500%,
6/1/2014-6/1/2037, and Government National Mortgage Assn. 5.000%-8.000%,
9/20/2030-11/20/2035)	5.240%	6/8/2007	1,000,000	1,000,000
Deutsche Bank Securities, Inc.
(Dated 5/31/2007, Repurchase Value $145,021,000,
collateralized by Federal Home Loan Bank 5.000%-5.375%,
9/18/2009-6/10/2016, Federal Home Loan Bank Discount Note, 7/11/2007,
and, Federal Home Loan Mortgage Corp. 6.875%, 9/15/2010)	5.300%	6/1/2007	145,000	145,000
Goldman, Sachs&Co.
(Dated 5/31/2007, Repurchase Value $2,821,000,
collateralized by Federal Home Loan Bank Discount Note, 8/10/2007,
and Federal National Mortgage Assn. 4.625%, 10/15/2013)	5.300%	6/1/2007	2,821	2,821
Greenwich Capital Markets, Inc.
(Dated 5/10/2007, Repurchase Value $502,406,000,
collateralized by Federal National Mortgage Assn.
5.000%-7.500%, 5/1/2018-6/1/2047)	5.250%	6/12/2007	500,000	500,000
Morgan Stanley&Co., Inc.
(Dated 5/8/2007, Repurchase Value $1,004,367,000,
collateralized by Federal Home Loan Mortgage Corp. 5.500%,
4/1/2037-6/1/2037, and Federal National Mortgage Assn.
5.000%-6.000%, 4/1/2035-2/1/2037)	5.240%	6/7/2007	1,000,000	1,000,000
UBS Securities LLC
(Dated 5/31/2007, Repurchase Value $88,013,000,
collateralized by Federal Home Loan Mortgage Corp.
3.500%-3.625%, 9/15/2007-9/15/2008)	5.300%	6/1/2007	88,000	88,000
UBS Securities LLC
(Dated 5/7/2007, Repurchase Value $1,004,375,000,
collateralized by Federal Home Loan Mortgage Corp.
3.500%-16.250%, 6/1/2007-5/1/2047, and
Federal National Mortgage Assn. 4.500%-7.000%,
3/1/2015-11/1/2036)	5.250%	6/6/2007	1,000,000	1,000,000

Total Repurchase Agreements
(Cost $5,835,006)				5,835,006

Total Investments (103.5%)
(Cost $91,402,833)				91,402,833

Other Assets and Liabilities - Net (-3.5%)				(3,082,859)

Net Assets (100%)				88,319,974

1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Adjustable-rate note.
4	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At May 31, 2007, the aggregate value of these securities was $8,647,613,000, representing 9.8% of net assets.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard Federal Money Market Fund
Schedule of Investments
May 31, 2007

	Yield (1)	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Agency Obligations (58.2%)

2,3Federal Farm Credit Bank	5.210%	7/6/2007	75,000	74,991
2,3Federal Home Loan Bank	5.200%	6/17/2007	350,000	349,868
2,3Federal Home Loan Bank	5.190%	6/19/2007	150,000	149,954
2,3Federal Home Loan Bank	5.200%	6/19/2007	150,000	149,943
2,3Federal Home Loan Bank	5.200%	6/22/2007	75,000	74,972
2,3Federal Home Loan Bank	5.195%	7/24/2007	300,000	299,839
2 Federal Home Loan Mortgage Corp.	5.224%	6/12/2007	20,727	20,695
2,3Federal Home Loan Mortgage Corp.	5.220%	6/19/2007	300,000	300,000
2 Federal Home Loan Mortgage Corp.	5.211%	6/22/2007	73,173	72,956
2 Federal Home Loan Mortgage Corp.	5.224%	6/27/2007	40,534	40,385
2,3Federal Home Loan Mortgage Corp.	5.190%	6/30/2007	500,000	499,742
2 Federal Home Loan Mortgage Corp.	5.187%-5.192%	8/6/2007	343,132	339,910
2 Federal Home Loan Mortgage Corp.	5.187%	8/13/2007	100,000	98,962
2 Federal Home Loan Mortgage Corp.	5.202%	8/20/2007	200,000	197,718
2 Federal Home Loan Mortgage Corp.	5.127%	9/18/2007	102,418	100,903
2 Federal Home Loan Mortgage Corp.	5.194%-5.195%	12/6/2007	378,677	368,710
2 Federal Home Loan Mortgage Corp.	5.111%	3/3/2008	30,000	28,878
2 Federal Home Loan Mortgage Corp.	5.098%	3/31/2008	92,048	88,278
2 Federal National Mortgage Assn.	5.236%-5.239%	6/7/2007	325,000	324,720
2 Federal National Mortgage Assn.	5.200%	8/17/2007	77,455	76,604
2 Federal National Mortgage Assn.	5.197%-5.207%	8/22/2007	245,271	242,403
2 Federal National Mortgage Assn.	5.213%	8/29/2007	50,000	49,364
2 Federal National Mortgage Assn.	5.109%-5.213%	8/31/2007	160,242	158,183

Total U.S. Agency Obligations
(Cost $4,107,978)				4,107,978

Repurchase Agreements (41.4%)

Banc of America Securities, LLC
(Dated 5/31/2007, Repurchase Value $232,034,000
collateralized by Federal Home Loan Bank Discount Note,7/18/2007 and
Federal National Mortgage Assn. Discount Note, 8/22/2007)	5.300%	6/1/2007	232,000	232,000
Barclays Capital Inc.
(Dated 5/31/2007, Repurchase Value $65,010,000
collateralized by Federal National Mortgage Assn. Discount Note, 10/24/2007)	5.300%	6/1/2007	65,000	65,000
Barclays Capital Inc.
(Dated 5/8/2007, Repurchase Value $502,260,000
collateralized by Federal Home Loan Bank 4.250%-5.500%, 1/28/2008-9/12/2008, Federal Home
Loan Bank Discount Note, 8/29/2007-11/9/2007, Federal Home Loan Mortgage Corp. 4.625%,
12/19/2008, Federal National Mortgage Assn. 3.000%, 8/15/2007 and Federal National Mortgage
Assn. Discount Note, 7/27/2007-4/25/2008)	5.250%	6/8/2007	500,000	500,000
BNP Paribas Securities Corp.
(Dated 5/31/2007, Repurchase Value $57,008,000
collateralized by Federal Home Loan Bank 4.125%-5.250%, 2/15/2008-8/5/2009)	5.300%	6/1/2007	57,000	57,000
Citigroup Global Markets, Inc.
(Dated 5/31/2007, Repurchase Value $87,013,000
collateralized by Federal Home Loan Mortgage Corp. 5.000%, 6/11/2009)	5.300%	6/1/2007	87,000	87,000
Deutsche Bank Securities, Inc.
(Dated 5/31/2007, Repurchase Value $259,038,000
collateralized by Federal Home Loan Bank 5.000%, 2/4/2009, Federal Home Loan Bank
Discount Note, 6/8/2007-6/27/2007, Federal Home Loan Mortgage Corp. 2.750%, 3/15/2008, and
Federal National Mortgage Assn. 5.000%-7.250%, 9/15/2008-1/15/2010)	5.300%	6/1/2007	259,000	259,000
Deutsche Bank Securities, Inc.
(Dated 5/4/2007, Repurchase Value $502,260,000
collateralized by Federal Home Loan Mortgage Corp. 5.000%, 5/1/2037)	5.250%	6/4/2007	500,000	500,000
Goldman, Sachs & Co.
(Dated 5/31/2007, Repurchase Value $59,373,000
collateralized by Federal Home Loan Bank 3.625%-5.480%, 6/20/2007-9/11/2020, Federal Home
Loan Mortgage Corp. 5.000%, 6/11/2009, Federal Home Loan Mortgage Corp. Discount Note,
9/18/2007-11/30/2007, and Federal National Mortgage Assn. 4.750%, 12/15/2010)	5.300%	6/1/2007	59,364	59,364
Greenwich Capital Markets, Inc.
(Dated 5/10/2007, Repurchase Value $502,406,000
collateralized by Federal National Mortgage Assn. 5.000%-8.000%, 6/1/2018-6/1/2047)	5.250%	6/12/2007	500,000	500,000
UBS Securities LLC
(Dated 5/31/2007, Repurchase Value $168,025,000
collateralized by Federal Home Loan Mortgage Corp. 3.500%, 9/15/2007)	5.300%	6/1/2007	168,000	168,000
UBS Securities LLC
(Dated 4/11/2007, Repurchase Value $504,465,000
collateralized by Federal Home Loan Mortgage Corp. 4.000%-9.500%, 12/1/2008-5/1/2037 and
Federal National Mortgage Assn. 4.000%-12.000%, 8/1/2008-5/1/2047)	5.270%	6/11/2007	500,000	500,000

Total Repurchase Agreements
(Cost $2,927,364)				2,927,364

Total Investments (99.6%)
(Cost $7,035,342)				7,035,342

Other Assets and Liabilities--Net (0.4%)				29,557

Net Assets (100%)				7,064,899

1	Represents annualized yield at date of purchase for discount securities, andcoupon for coupon-bearing securities.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Adjustable-rate note.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2007

VANGUARD MONEY MARKET RESERVES

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 20, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.